7. Debt Discount (Q2)	15 Months Ended	6 Months Ended
	Mar. 31, 2014	Jun. 30, 2014 Quarter 2 [Member]
7. Debt Discount

Note 7 Debt Discount

The Company recorded the debt discount to the extent of the gross proceeds raised, and expensed immediately the remaining fair value of the derivative liability, as it exceeded the gross proceeds of the note.

The Company recorded a derivative expense of $1,156,193 for 2013.

The debt discount recorded in 2013 pertains to convertible debt and warrants issued that contain ratchet features that are required to bifurcated and reported at fair value.

Debt discount is summarized as follows:

Debt discount - net - December 31, 2012	$—
Debt discount	1,925,191
Accumulated amortization - 2013	(92,304)
Debt discount - net - December 31, 2013	$1,832,888

The Company amortized $92,304 in 2013 to interest expense.

Note 7 Debt Discount

The Company recorded the debt discount to the extent of the gross proceeds raised, and expensed immediately the remaining fair value of the derivative liability, as it exceeded the gross proceeds of the note.

The debt discount recorded in 2014 and 2013 pertains to convertible debt and warrants issued that contain ratchet features that are required to bifurcated and reported at fair value.

Debt discount is summarized as follows:

Debt discount - net - December 31, 2012	$—
Debt discount	1,925,191
Amortization expense - 2013	(92,301)
Debt discount - net - December 31, 2013	1,832,890
Debt discount	2,249,459
Amortization expense - 2014	(579,382)
Debt discount - net - June 30, 2014	$3,502,967